Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2012	$ 6,364	$ 1,156	$ 2,555	$ (239)	$ 1,959	$ 794	$ 139
Stock-based compensation expense	26		26	27	(27)
Joint ventures deconsolidation	131					58	73
Comprehensive income (loss):
Net income (loss)	(629)				(500)		(129)
Other comprehensive income (loss), net of tax	185					190	(5)
Comprehensive income (loss)	(444)
Dividends to noncontrolling interest	(4)						(4)
Dividends	(356)				(356)
Ending Balance at Dec. 31, 2013	5,717	1,156	2,581	(212)	1,076	1,042	74
Capital increase	1	1
Repurchase of common stock	(156)			(156)
Issuance of senior unsecured convertible bonds	121		121
Stock-based compensation expense	39		39	34	(34)
Joint ventures and other subsidiaries deconsolidation	(12)						(12)
Comprehensive income (loss):
Net income (loss)	129				128		1
Other comprehensive income (loss), net of tax	(428)					(429)	1
Comprehensive income (loss)	(299)
Dividends to noncontrolling interest	(3)						(3)
Dividends	(353)				(353)
Ending Balance at Dec. 31, 2014	5,055	1,157	2,741	(334)	817	613	61
Issuance of senior unsecured convertible bonds	0
Stock-based compensation expense	38		38	45	(45)
Comprehensive income (loss):
Net income (loss)	110				104		6
Other comprehensive income (loss), net of tax	(153)					(153)
Comprehensive income (loss)	(43)
Dividends to noncontrolling interest	(6)						(6)
Dividends	(351)				(351)
Ending Balance at Dec. 31, 2015	$ 4,693	$ 1,157	$ 2,779	$ (289)	$ 525	$ 460	$ 61